Accruals - Summary of Accruals (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Subclassifications of assets, liabilities and equities [abstract]
Accrued interest	€ 292	€ 237
Accrued expenses	134	151
At December 31	€ 426	€ 388	[1]	€ 329

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.